Property and Equipment, Net (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Depreciation	$ 233,000	$ 206,000
Research and Development Expense [Member]
Depreciation	120,000	76,000
General and Administrative Expense [Member]
Depreciation	$ 113,000	$ 130,000